Trade and Other Receivables - Additional Information (Detail) - RUB (₽)	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Receivables from related parties		₽ 24,539,000,000
Past due, but not impaired	₽ 3,966,000,000	₽ 4,489,000,000
Allowance for trade receivables	₽ 0